Interest in joint ventures	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Interest in joint ventures
25	Interest in joint ventures

	2022	2021
	RMB million	RMB million
Share of net assets	3,618	3,341

All the Group’s joint ventures are unlisted without quoted market price. The particulars of the Group’s principal joint ventures as at December 31, 2022 are as follows:

			Proportion of ownership interest held by
	Place of establishment/ operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Guangzhou Aircraft Maintenance Engineering Co., Ltd. (“GAMECO”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services
MTU Maintenance Zhuhai Co., Ltd. (“MTU”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services
There is no joint venture that is individually material to the Group.
The Group has interest in a number of individually immaterial joint ventures that are accounted for using the equity method. The aggregate financial information of these joint ventures is summarized as follows:

	2022	2021	2020
	RMB million	RMB million	RMB million
Aggregate carrying amount of individually immaterial joint ventures	3,618	3,341	3,225
Aggregate amounts of the Group’s share of:
Profit from continuing operations and total comprehensive income	304	271	309